UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21729

Name of Fund: BlackRock Enhanced Global Dividend Trust (BOE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced Global Dividend Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2018

Date of reporting period: 03/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) March 31, 2018	BlackRock Enhanced Global Dividend Trust (BOE) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.7%

Australia — 5.2%
Amcor Ltd.	2,166,058	$23,719,067
Ansell Ltd.	476,285	9,323,967
Ensogo Ltd.(a)(b)	418,198	—
Sonic Healthcare Ltd.	666,385	11,791,147

		44,834,181
Belgium — 2.1%
Anheuser-Busch InBev SA	89,916	9,885,969
bpost SA	373,254	8,432,202

		18,318,171
Canada — 6.5%
Rogers Communications, Inc., Class B	599,782	26,787,330
TELUS Corp.	815,027	28,619,413

		55,406,743
China — 1.1%
ANTA Sports Products Ltd.	1,809,000	9,234,593

Denmark — 1.1%
Novo Nordisk A/S, Class B	186,453	9,170,850

Finland — 2.0%
Kone OYJ, Class B	349,654	17,450,471

France — 3.3%
Sanofi	355,548	28,529,179

Germany — 3.0%
Deutsche Post AG, Registered Shares	587,102	25,714,643

Hong Kong — 0.5%
Sands China Ltd.	776,800	4,221,391

India — 1.1%
Hero MotoCorp Ltd.	167,596	9,149,114

Japan — 2.1%
Japan Tobacco, Inc.	642,700	18,360,006

Netherlands — 1.4%
Heineken NV	111,338	11,974,839

Sweden — 1.4%
Svenska Handelsbanken AB, Class A	937,035	11,728,707

Switzerland — 9.4%
Givaudan SA, Registered Shares	5,999	13,685,774
Nestle SA, Registered Shares	273,146	21,589,867
Novartis AG, Registered Shares	319,491	25,840,712
Roche Holding AG	37,851	8,682,906
SGS SA, Registered Shares	4,338	10,671,167

		80,470,426
Taiwan — 2.6%
Far EasTone Telecommunications Co. Ltd.	2,705,000	7,161,541

Security	Shares	Value
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,796,000	$15,212,476

		22,374,017
United Kingdom — 17.4%
AstraZeneca PLC	275,099	18,910,650
British American Tobacco PLC	602,675	34,838,751
Diageo PLC	441,013	14,914,928
GlaxoSmithKline PLC	938,434	18,225,366
Imperial Brands PLC	850,741	28,967,299
Lloyds Banking Group PLC	8,612,305	7,833,973
Unilever PLC	459,886	25,506,456

		149,197,423
United States — 38.5%
3M Co.(c)	49,247	10,810,727
AbbVie, Inc.(c)	95,833	9,070,593
Altria Group, Inc.(c)(d)	533,912	33,273,396
Cisco Systems, Inc.(c)(d)	613,450	26,310,870
Citizens Financial Group, Inc.(c)	220,677	9,264,020
Coca-Cola Co.(c)	470,253	20,423,088
Genuine Parts Co.(c)	242,320	21,770,029
International Paper Co.(c)	286,966	15,332,593
Johnson & Johnson(c)(d)	250,145	32,056,082
M&T Bank Corp.(c)	80,032	14,754,700
Microsoft Corp.(c)	104,417	9,530,140
PepsiCo, Inc.(c)	170,853	18,648,605
Pfizer, Inc.(c)(d)	361,816	12,840,850
Philip Morris International, Inc.(c)(d)	242,898	24,144,061
Procter & Gamble Co.(c)	220,742	17,500,426
FirstSun Capital Bancorp, (Acquired 03/10/14, cost $5,461,692)(a)(e)	120,312	4,411,841
U.S. Bancorp(c)	249,836	12,616,718
United Parcel Service, Inc., Class B(c)	76,232	7,978,441
United Technologies Corp.(c)	138,181	17,385,933
Wells Fargo & Co.(c)	228,446	11,972,855

		330,095,968

Total Common Stocks — 98.7% (Cost — $855,110,723)		846,230,722

Preferred Stocks — 0.8%

India — 0.1%
Jasper Infotech Private Ltd., Series F, (Acquired 05/07/14, cost $1,888,464), 0.00%(a)(b)(e)	266	478,665

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Enhanced Global Dividend Trust (BOE) (Percentages shown are based on Net Assets)

Security	Shares	Value
India (continued)
Jasper Infotech Private Ltd., Series G, (Acquired 10/29/14, cost $741,913), 0.00%(a)(b)(e)	88	$192,973

		671,638
United States — 0.7%
Palantir Technologies, Inc., Series I (Acquired 03/27/14, cost $3,118,944), 0.00%(a)(b)(e)	508,800	2,803,488
Uber Technologies, Inc., Series D (Acquired 06/01/2014, cost $1,611,693), 0.00%(a)(b)(e)	103,893	3,557,296

		6,360,784

Total Preferred Stocks — 0.8% (Cost — $7,367,781)		7,032,422

Total Long-Term Investments — 99.5% (Cost — $862,478,504)		853,263,144

Security	Shares	Value
Short-Term Securities — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.58%(f)(g)	682,171	$682,171

Total Short-Term Securities — 0.1% (Cost — $682,171)		682,171

Total Investments Before Options Written — 99.6% (Cost — $863,160,675)		853,945,315

Options Written — (0.6)% (Premiums Received — $6,671,717)		(4,851,685)

Total Investments, Net of Options Written — 99.0% (Cost — $856,488,958)		849,093,630
Other Assets Less Liabilities — 1.0%		8,333,225

Net Assets — 100.0%		$857,426,855

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(e)	Restricted security as to resale, excluding 144A securities. As of period end, the Trust held restricted securities with a current value of $11,444,289 and an original cost of $12,831,706, which was 1.3% of its net assets.
(f)	Annualized 7-day yield as of period end.
(g)	During the period ended March 31, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 03/31/18	Value at 03/31/18	Income	Net Realized Gain (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	13,118,524	(12,436,353)	682,171	$682,171	$34,417	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Enhanced Global Dividend Trust (BOE)

Portfolio Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

SEK — Swedish Krona

USD — U.S. Dollar

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Cisco Systems, Inc.	594	04/05/18	USD	42.70	USD	2,548	$(28,619)
3M Co.	49	04/06/18	USD	247.50	USD	1,076	(686)
Cisco Systems, Inc.	204	04/06/18	USD	46.50	USD	875	(1,224)
Coca-Cola Co.	469	04/06/18	USD	44.00	USD	2,037	(8,207)
Genuine Parts Co.	460	04/06/18	USD	94.50	USD	4,133	(197,800)
Johnson & Johnson	245	04/06/18	USD	133.00	USD	3,140	(2,940)
Microsoft Corp.	131	04/06/18	USD	95.00	USD	1,196	(3,799)
Pfizer, Inc.	28	04/06/18	USD	36.50	USD	99	(224)
Pfizer, Inc.	28	04/06/18	USD	37.00	USD	99	(112)
Pfizer, Inc.	43	04/06/18	USD	37.50	USD	153	(344)
Procter & Gamble Co.	157	04/06/18	USD	83.00	USD	1,245	(785)
U.S. Bancorp	224	04/06/18	USD	54.50	USD	1,131	(1,792)
Wells Fargo & Co.	45	04/06/18	USD	62.00	USD	236	(90)
3M Co.	49	04/13/18	USD	240.00	USD	1,076	(931)
Microsoft Corp.	45	04/13/18	USD	93.50	USD	411	(5,062)
Microsoft Corp.	90	04/13/18	USD	96.50	USD	821	(3,780)
Pfizer, Inc.	40	04/13/18	USD	36.50	USD	142	(700)
Pfizer, Inc.	81	04/13/18	USD	37.00	USD	287	(648)
Pfizer, Inc.	12	04/13/18	USD	37.50	USD	43	(60)
3M Co.	59	04/20/18	USD	240.00	USD	1,295	(1,858)
AbbVie, Inc.	217	04/20/18	USD	120.00	USD	2,054	(868)
Altria Group, Inc.	1,132	04/20/18	USD	67.50	USD	7,055	(9,622)
Cisco Systems, Inc.	314	04/20/18	USD	42.00	USD	1,347	(41,291)
Coca-Cola Co.	566	04/20/18	USD	44.00	USD	2,458	(24,904)
Genuine Parts Co.	250	04/20/18	USD	97.50	USD	2,246	(28,750)
International Paper Co.	469	04/20/18	USD	55.00	USD	2,506	(31,658)
Johnson & Johnson	232	04/20/18	USD	140.00	USD	2,973	(2,320)
Johnson & Johnson	112	04/20/18	USD	135.00	USD	1,435	(4,984)
M&T Bank Corp.	176	04/20/18	USD	195.00	USD	3,245	(17,600)
Microsoft Corp.	59	04/20/18	USD	92.50	USD	538	(11,387)
Microsoft Corp.	89	04/20/18	USD	95.00	USD	812	(9,033)
PepsiCo, Inc.	448	04/20/18	USD	110.00	USD	4,890	(65,408)
Pfizer, Inc.	113	04/20/18	USD	37.00	USD	401	(1,638)
Pfizer, Inc.	12	04/20/18	USD	38.00	USD	43	(60)
Procter & Gamble Co.	306	04/20/18	USD	80.00	USD	2,426	(37,485)
TELUS Corp.	1,420	04/20/18	CAD	48.00	CAD	6,424	(6,613)

3

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Enhanced Global Dividend Trust (BOE)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
U.S. Bancorp	134	04/20/18	USD	55.00	USD	677	$(1,072)
United Technologies Corp.	245	04/20/18	USD	135.00	USD	3,083	(5,880)
Wells Fargo & Co.	199	04/20/18	USD	59.00	USD	1,043	(1,699)
Wells Fargo & Co.	21	04/20/18	USD	60.00	USD	110	(94)
Altria Group, Inc.	878	04/27/18	USD	65.50	USD	5,472	(42,144)
Cisco Systems, Inc.	355	04/27/18	USD	44.50	USD	1,523	(14,555)
Coca-Cola Co.	457	04/27/18	USD	45.00	USD	1,985	(14,624)
Genuine Parts Co.	178	04/27/18	USD	93.00	USD	1,599	(18,245)
International Paper Co.	152	04/27/18	USD	55.50	USD	812	(13,832)
Johnson & Johnson	56	04/27/18	USD	135.00	USD	718	(3,556)
Microsoft Corp.	97	04/27/18	USD	97.00	USD	885	(11,883)
Microsoft Corp.	29	04/27/18	USD	94.00	USD	265	(5,127)
Microsoft Corp.	14	04/27/18	USD	95.00	USD	128	(2,728)
Pfizer, Inc.	36	04/27/18	USD	37.00	USD	128	(792)
Pfizer, Inc.	13	04/27/18	USD	38.00	USD	46	(110)
Pfizer, Inc.	470	04/27/18	USD	37.50	USD	1,668	(5,875)
Philip Morris International, Inc.	534	04/27/18	USD	107.00	USD	5,308	(16,821)
Procter & Gamble Co.	282	04/27/18	USD	81.50	USD	2,236	(20,445)
U.S. Bancorp	116	04/27/18	USD	54.50	USD	586	(2,030)
United Parcel Service, Class B	80	04/27/18	USD	114.00	USD	837	(3,760)
United Technologies Corp.	112	04/27/18	USD	130.00	USD	1,409	(19,544)
Wells Fargo & Co.	199	04/27/18	USD	59.00	USD	1,043	(1,791)
Pfizer, Inc.	264	04/30/18	USD	35.75	USD	937	(15,312)
Cisco Systems, Inc.	594	05/04/18	USD	44.00	USD	2,548	(36,234)
Coca-Cola Co.	226	05/04/18	USD	44.50	USD	982	(12,317)
International Paper Co.	153	05/04/18	USD	55.00	USD	817	(17,442)
Johnson & Johnson	230	05/04/18	USD	131.00	USD	2,947	(48,530)
Microsoft Corp.	57	05/04/18	USD	94.00	USD	520	(14,108)
Pfizer, Inc.	14	05/04/18	USD	36.50	USD	50	(707)
Pfizer, Inc.	147	05/04/18	USD	36.00	USD	522	(10,364)
Pfizer, Inc.	132	05/04/18	USD	35.50	USD	468	(12,672)
Philip Morris International, Inc.	316	05/04/18	USD	98.00	USD	3,141	(112,970)
Procter & Gamble Co.	301	05/04/18	USD	78.00	USD	2,386	(74,799)
U.S. Bancorp	252	05/04/18	USD	52.50	USD	1,273	(17,010)
United Parcel Service, Class B	301	05/04/18	USD	106.00	USD	3,150	(85,484)
United Technologies Corp.	126	05/04/18	USD	128.00	USD	1,585	(33,516)
Wells Fargo & Co.	171	05/04/18	USD	54.00	USD	896	(17,442)
Wells Fargo & Co.	167	05/04/18	USD	53.50	USD	875	(20,792)
Citizens Financial Group, Inc.	595	05/09/18	USD	45.90	USD	2,498	(31,190)
Coca-Cola Co.	226	05/11/18	USD	45.00	USD	982	(12,656)
3M Co.	89	05/18/18	USD	226.50	USD	1,954	(44,695)
AbbVie, Inc.	345	05/18/18	USD	120.00	USD	3,265	(6,900)
Coca-Cola Co.	181	05/18/18	USD	46.00	USD	786	(4,887)
Genuine Parts Co.	178	05/18/18	USD	90.00	USD	1,599	(56,070)
International Paper Co.	353	05/18/18	USD	55.00	USD	1,886	(53,833)
M&T Bank Corp.	176	05/18/18	USD	195.00	USD	3,245	(41,800)
Pepsico, Inc.	406	05/18/18	USD	110.00	USD	4,431	(109,417)
Pfizer, Inc.	29	05/18/18	USD	37.00	USD	103	(1,131)
Procter & Gamble Co.	57	05/18/18	USD	80.00	USD	452	(9,490)
Rogers Communications, Inc., Class B	700	05/18/18	CAD	58.00	CAD	4,028	(62,483)

4

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Enhanced Global Dividend Trust (BOE)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
TELUS Corp.	1,186	05/18/18	CAD	46.00	CAD	5,365	$(51,091)
U.S. Bancorp	131	05/18/18	USD	52.50	USD	662	(11,790)
Wells Fargo & Co.	340	05/18/18	USD	55.00	USD	1,782	(29,240)
Coca-Cola Co.	226	06/15/18	USD	45.00	USD	982	(16,272)

							$(1,832,533)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
ANTA Sports Products Ltd.	Goldman Sachs International	289,000	04/04/18	HKD	36.98	HKD	11,577	$(114,889)
Anheuser-Busch InBev SA	Goldman Sachs International	31,700	04/04/18	EUR	85.97	EUR	2,832	(136,447)
Givaudan SA, Registered Shares	Bank of America N.A.	1,200	04/04/18	CHF	2,176.19	CHF	2,617	(32,931)
GlaxoSmithKline PLC	Credit Suisse International	51,300	04/04/18	GBP	13.37	GBP	710	(35,790)
Nestle SA, Registered Shares	Credit Suisse International	47,100	04/04/18	CHF	75.33	CHF	3,559	(37,648)
Novo Nordisk A/S	Bank of America N.A.	20,500	04/04/18	DKK	320.66	DKK	6,109	(44)
Sands China Ltd.	UBS AG	126,000	04/04/18	HKD	43.45	HKD	5,374	(6,070)
Deutsche Post AG, Registered Shares	Goldman Sachs International	61,800	04/05/18	EUR	36.57	EUR	2,200	(8,406)
Imperial Brands PLC	Goldman Sachs International	101,300	04/05/18	GBP	27.94	GBP	2,459	(18)
Kone OYJ, Class B	Credit Suisse International	50,300	04/05/18	EUR	44.72	EUR	2,040	(83)
Llyods Banking Group PLC	Credit Suisse International	1,476,500	04/05/18	GBP	0.68	GBP	960	(2,533)
Sanofi	Goldman Sachs International	36,800	04/05/18	EUR	67.22	EUR	2,400	(3,633)
bpost SA	UBS AG	12,000	04/05/18	EUR	27.84	EUR	220	—
Citizens Financial Group, Inc.	Barclays Bank PLC	37,500	04/09/18	USD	44.90	USD	1,574	(5,230)
Rogers Communications, Inc., Class B	Morgan Stanley & Co. International PLC	75,000	04/09/18	CAD	57.50	CAD	4,316	(36,061)
Ansell Ltd.	Goldman Sachs International	31,200	04/10/18	AUD	25.85	AUD	795	(4,184)
Sonic Healthcare Ltd.	UBS AG	20,500	04/10/18	AUD	24.45	AUD	472	(127)
bpost SA	Credit Suisse International	22,000	04/10/18	EUR	27.24	EUR	404	(5)
ANTA Sports Products Ltd.	JPMorgan Chase Bank N.A.	206,000	04/11/18	HKD	40.84	HKD	8,252	(17,141)
AstraZeneca PLC	Goldman Sachs International	60,100	04/11/18	GBP	48.99	GBP	2,945	(69,179)
British American Tobacco PLC	Bank of America N.A.	118,400	04/11/18	GBP	45.28	GBP	4,878	(2,919)
Far EasTone Telecommunications Co. Ltd.	Goldman Sachs International	298,000	04/11/18	USD	74.57	USD	23,003	(24,507)
Japan Tobacco, Inc.	Goldman Sachs International	99,000	04/11/18	JPY	3,122.58	JPY	300,927	(19,421)
Kone OYJ, Class B	Credit Suisse International	28,100	04/11/18	EUR	46.37	EUR	1,140	(370)
Novartis AG, Registered Shares	Bank of America N.A.	70,300	04/11/18	CHF	80.14	CHF	5,436	(11,495)
Rogers Communications, Inc., Class B	UBS AG	44,000	04/11/18	CAD	59.18	CAD	2,532	(7,439)
Sonic Healthcare Ltd.	UBS AG	20,500	04/11/18	AUD	24.68	AUD	472	(4)
Deutsche Post AG, Registered Shares	UBS AG	147,200	04/12/18	EUR	39.97	EUR	5,240	(1,079)
TELUS Corp.	UBS AG	66,600	04/12/18	CAD	45.88	CAD	3,013	(9,180)
Sands China Ltd.	Goldman Sachs International	108,000	04/13/18	HKD	43.66	HKD	4,606	(8,885)
Diageo PLC	Morgan Stanley & Co. International PLC	68,900	04/17/18	GBP	24.91	GBP	1,661	(11,976)
Heineken NV	Morgan Stanley & Co. International PLC	28,300	04/17/18	EUR	85.44	EUR	2,474	(93,637)
Kone OYJ, Class B	Credit Suisse International	35,500	04/17/18	EUR	43.85	EUR	1,440	(2,672)
Nestle SA, Registered Shares	Credit Suisse International	73,100	04/17/18	CHF	75.07	CHF	5,523	(42,780)

5

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Enhanced Global Dividend Trust (BOE)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Novo Nordisk A/S	Morgan Stanley & Co. International PLC	61,600	04/17/18	DKK	314.18	DKK	18,357	$(11,979)
Roche Holding AG	Credit Suisse International	5,900	04/17/18	CHF	221.41	CHF	1,294	(14,683)
SGS SA, Registered Shares	UBS AG	800	04/17/18	CHF	2,410.09	CHF	1,881	(15,628)
Sands China Ltd.	JPMorgan Chase Bank N.A.	108,000	04/17/18	HKD	45.47	HKD	4,606	(4,225)
Sonic Healthcare Ltd.	Deutsche Bank AG	68,700	04/17/18	AUD	24.62	AUD	1,583	(708)
Taiwan Semiconductor Manufacturing Co. Ltd.	JPMorgan Chase Bank N.A.	930,000	04/17/18	USD	253.60	USD	229,682	(86,313)
bpost SA	UBS AG	6,100	04/17/18	EUR	28.16	EUR	112	(31)
Amcor Ltd.	Deutsche Bank AG	126,000	04/18/18	AUD	14.44	AUD	1,797	(12,621)
Ansell Ltd.	UBS AG	27,000	04/18/18	AUD	24.78	AUD	688	(18,315)
British American Tobacco PLC	UBS AG	121,700	04/18/18	GBP	45.09	GBP	5,014	(11,391)
Far EasTone Telecommunications Co. Ltd.	Citibank N.A.	371,000	04/18/18	USD	76.48	USD	28,637	(13,831)
Imperial Brands PLC	Morgan Stanley & Co. International PLC	143,700	04/18/18	GBP	26.54	GBP	3,488	(12,470)
Sanofi	UBS AG	56,100	04/18/18	EUR	65.85	EUR	3,658	(52,196)
bpost SA	Morgan Stanley & Co. International PLC	12,000	04/18/18	EUR	28.56	EUR	220	(80)
Rogers Communications, Inc., Class B	Morgan Stanley & Co. International PLC	75,000	04/23/18	CAD	57.50	CAD	4,316	(43,206)
Ansell Ltd.	JPMorgan Chase Bank N.A.	31,200	04/24/18	AUD	25.41	AUD	795	(12,543)
bpost SA	Credit Suisse International	22,000	04/24/18	EUR	27.44	EUR	404	(382)
ANTA Sports Products Ltd.	Goldman Sachs International	290,000	04/25/18	HKD	39.94	HKD	11,617	(46,851)
Far EasTone Telecommunications Co. Ltd.	Citibank N.A.	250,000	04/25/18	USD	74.22	USD	19,298	(23,685)
Japan Tobacco, Inc.	UBS AG	112,100	04/25/18	JPY	3,045.32	JPY	340,747	(87,098)
Novartis AG, Registered Shares	Bank of America N.A.	70,300	04/25/18	CHF	80.53	CHF	5,436	(24,264)
Amcor Ltd.	UBS AG	364,000	04/26/18	AUD	14.00	AUD	5,191	(113,894)
AstraZeneca PLC	UBS AG	60,900	04/26/18	GBP	48.18	GBP	2,984	(141,113)
Diageo PLC	Morgan Stanley & Co. International PLC	99,200	04/26/18	GBP	23.98	GBP	2,392	(80,969)
Cisco Systems, Inc.	Credit Suisse International	36,000	04/30/18	USD	45.03	USD	1,544	(12,818)
Amcor Ltd.	Deutsche Bank AG	240,000	05/02/18	AUD	14.15	AUD	3,422	(61,151)
Amcor Ltd.	UBS AG	223,000	05/02/18	AUD	14.59	AUD	3,180	(22,576)
Anheuser-Busch InBev SA	UBS AG	13,200	05/02/18	EUR	87.81	EUR	1,179	(35,058)
Givaudan SA, Registered Shares	Goldman Sachs International	1,500	05/02/18	CHF	2,257.67	CHF	3,271	(29,902)
Roche Holding AG	Citibank N.A.	10,800	05/02/18	CHF	233.64	CHF	2,368	(5,295)
Sonic Healthcare Ltd.	UBS AG	114,800	05/02/18	AUD	24.53	AUD	2,645	(4,445)
Unilever PLC	Morgan Stanley & Co. International PLC	142,400	05/02/18	GBP	38.83	GBP	5,629	(263,550)
Ansell Ltd.	Deutsche Bank AG	27,000	05/03/18	AUD	26.64	AUD	688	(3,242)
bpost SA	HSBC Bank PLC	12,000	05/03/18	EUR	28.12	EUR	220	(29)
Pfizer, Inc.	Citibank N.A.	34,700	05/04/18	USD	37.49	USD	1,232	(7,417)
TELUS Corp.	Citibank N.A.	40,700	05/07/18	CAD	46.82	CAD	1,841	(7,359)
Ansell Ltd.	Deutsche Bank AG	24,200	05/08/18	AUD	26.35	AUD	617	(4,999)
Kone OYJ, Class B	Goldman Sachs International	40,000	05/08/18	EUR	42.02	EUR	1,622	(30,497)
bpost SA	UBS AG	15,000	05/08/18	EUR	27.90	EUR	275	(60)
Deutsche Post AG, Registered Shares	UBS AG	50,000	05/09/18	EUR	37.30	EUR	1,780	(11,253)
Diageo PLC	Barclays Bank PLC	26,000	05/09/18	GBP	24.28	GBP	627	(19,542)
Japan Tobacco, Inc.	Citibank N.A.	71,700	05/09/18	JPY	2,975.37	JPY	217,944	(89,993)
Sanofi	Goldman Sachs International	63,500	05/09/18	EUR	67.32	EUR	4,141	(63,139)

6

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Enhanced Global Dividend Trust (BOE)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Sonic Healthcare Ltd.	UBS AG	68,800	05/09/18	AUD	23.91	AUD	1,585	$(10,329)
Unilever PLC	Barclays Bank PLC	60,000	05/09/18	GBP	38.10	GBP	2,372	(144,990)
Cisco Systems, Inc.	Citibank N.A.	125,900	05/11/18	USD	44.50	USD	5,400	(108,091)
Imperial Brands PLC	UBS AG	129,300	05/11/18	GBP	25.68	GBP	3,138	(72,244)
GlaxoSmithKline PLC	Barclays Bank PLC	417,900	05/15/18	GBP	14.11	GBP	5,784	(170,447)
Llyods Banking Group PLC	UBS AG	1,415,000	05/15/18	GBP	0.66	GBP	920	(13,182)
bpost SA	UBS AG	15,000	05/16/18	EUR	27.90	EUR	275	(100)
Far EasTone Telecommunications Co. Ltd.		217,000	05/17/18	TWD	77.28	TWD	16,750	(7,548)
Heineken NV	UBS AG	27,300	05/17/18	EUR	87.96	EUR	2,386	(43,569)
SGS SA, Registered Shares	UBS AG	1,300	05/17/18	CHF	2,410.90	CHF	3,057	(47,543)
Ansell Ltd.	UBS AG	33,500	05/23/18	AUD	26.08	AUD	854	(11,737)
Svenska Handelsbanken AB	Credit Suisse International	206,000	05/23/18	SEK	103.30	SEK	21,529	(85,993)
Far EasTone Telecommunications Co. Ltd.	Citibank N.A.	217,000	05/24/18	TWD	77.28	TWD	16,750	(8,073)
Llyods Banking Group PLC	Goldman Sachs International	1,415,000	05/24/18	GBP	0.66	GBP	920	(15,445)
Ansell Ltd.	Citibank N.A.	64,000	05/30/18	AUD	25.46	AUD	1,631	(32,277)

								$(3,019,152)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in these securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its annual report.

7

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Enhanced Global Dividend Trust (BOE)

As of March 31, 2018, the following tables summarize the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$44,834,181	$—	$44,834,181
Belgium	8,432,202	9,885,969	—	18,318,171
Canada	55,406,743	—	—	55,406,743
China		9,234,593	—	9,234,593
Denmark	—	9,170,850	—	9,170,850
Finland	—	17,450,471	—	17,450,471
France	—	28,529,179	—	28,529,179
Germany	—	25,714,643	—	25,714,643
Hong Kong	—	4,221,391	—	4,221,391
India	—	9,149,114	—	9,149,114
Japan	—	18,360,006	—	18,360,006
Netherlands	—	11,974,839	—	11,974,839
Sweden	—	11,728,707	—	11,728,707
Switzerland	—	80,470,426	—	80,470,426
Taiwan	—	22,374,017	—	22,374,017
United Kingdom	—	149,197,423	—	149,197,423
United States	325,684,127	—	4,411,841	330,095,968
Preferred Stocks	—	—	7,032,422	7,032,422
Short-Term Securities	682,171	—	—	682,171

	$390,205,243	$452,295,809	$11,444,263	$853,945,315

Derivative Financial Instruments(a)
Liabilities:
Equity contracts	$(1,711,018)	$(3,140,667)	$—	$(4,851,685)

(a)	Derivative financial instruments are options written, which are shown at value.

Transfers between Level 1 and Level 2 were as follow:

	Transfers into Level 1	Transfers out of Level 1 (a)	Transfers into Level 2 (a)	Transfers out of Level 2
Assets:
Long-Term Investments:
Common Stocks	$11,359,710	$(19,072,931)	$19,072,931	$(11,359,710)

(a)	External pricing service used to reflect any significant market movements between the time the Trust valued such foreign securities and the earlier closing of foreign markets.

8

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Enhanced Global Dividend Trust (BOE)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of December 31, 2017	$4,411,841	$11,646,491	$16,058,332
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	2,510,577	2,510,577
Net change in unrealized appreciation (depreciation)(a)	—	(2,379,962)	(2,379,962)
Purchases	—	—	—
Sales	—	(4,744,684)	(4,744,684)

Closing Balance, as of March 31, 2018	$4,411,841	$7,032,422	$11,444,263

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2018(a)	—	$(2,379,962)	$(2,379,962)

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on derivative financial instruments still held at March 31, 2018 is generally due to derivative financial instruments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Common Stocks	$4,411,841	Market	Tangible Book Value Multiple(a)	1.90x	—
Preferred Stocks	$7,032,422	Market	Revenue Multiple(a)	6.38x - 14.00x	9.52x
			Time to Exit(b)	2.8 years	—
			Volatility(b)	38%	—

Total	$11,444,263

(a)	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.
(b)	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Global Dividend Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Global Dividend Trust

Date: May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Global Dividend Trust

Date: May 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Global Dividend Trust

Date: May 21, 2018